UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer             Greenwich, Connecticut          August 13, 2012
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        34

Form 13F Information Table Value Total:        $183,342
                                              (thousands)

List of Other Included Managers:

NONE


                                           FORM 13F INFORMATION TABLE
                                      Contrarian Capital Management, L.L.C.
                                                  June 30, 2012


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE       SHARED NONE
--------------                --------------    -----       --------  -------   --- ----  ----------  ----    ----       ------ ----
ANNALY CAP MGMT INC           COM               035710409    2,610      155,560 SH        SOLE        NONE      155,560  0      0
AVIS BUDGET GROUP             COM               053774105    1,319       86,770 SH        SOLE        NONE       86,770  0      0
BANK OF AMERICA CORPORATION   COM               060505104   21,333    2,607,886 SH        SOLE        NONE    2,607,886  0      0
BARRICK GOLD CORP             COM               067901108      376       10,000 SH        SOLE        NONE       10,000  0      0
BEAZER HOMES USA INC          COM               07556Q105    1,495      459,910 SH        SOLE        NONE      459,910  0      0
BROOKDALE SR LIVING INC       COM               112463104    1,388       78,249 SH        SOLE        NONE       78,249  0      0
CAL DIVE INTL INC             COM               12802T101    1,024      353,056 SH        SOLE        NONE      353,056  0      0
CEDAR FAIR L P                DEPOSITRY UNIT    150185106    2,532       84,475 SH        SOLE        NONE       84,475  0      0
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   49,161      693,680 SH        SOLE        NONE      693,680  0      0
CHEMTURA CORP                 COM NEW           163893209    2,713      187,112 SH        SOLE        NONE      187,112  0      0
COMVERSE TECHNOLOGY INC       COM PAR $0.10     205862402    1,902      327,008 SH        SOLE        NONE      327,008  0      0
COSTAMARE INC                 SHS               Y1771G102      746       53,635 SH        SOLE        NONE       53,635  0      0
DANA HLDG CORP                COM               235825205      252       19,646 SH        SOLE        NONE       19,646  0      0
DELTA AIR LINES INC DEL       COM NEW           247361702    6,372      581,909 SH        SOLE        NONE      581,909  0      0
ENDEAVOUR INTL CORP           COM NEW           29259G200    1,269      151,020 SH        SOLE        NONE      151,020  0      0
EXIDE TECHNOLOGIES            COM NEW           302051206      753      224,000 SH        SOLE        NONE      224,000  0      0
FAIRPOINT COMMUNICATIONS INC  COM NEW           305560302    1,795      291,790 SH        SOLE        NONE      291,790  0      0
GENERAL MTRS CO               COM               37045V100    7,300      370,200 SH        SOLE        NONE      370,200  0      0
GENON ENERGY INC              COM               37244E107    5,548    3,244,156 SH        SOLE        NONE    3,244,156  0      0
I D SYSTEMS INC               COM               449489103      428       97,756 SH        SOLE        NONE       97,756  0      0
LEAR CORP                     COM NEW           521865204    4,251      112,660 SH        SOLE        NONE      112,660  0      0
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   38,315      951,463 SH        SOLE        NONE      951,463  0      0
METHANEX CORP                 COM               59151K108      752       27,024 SH        SOLE        NONE       27,024  0      0
NEWS CORP                     CL A              65248E104    1,678       75,258 SH        SOLE        NONE       75,258  0      0
NORDION INC                   COM               65563C105    2,195      234,538 SH        SOLE        NONE      234,538  0      0
PARKER DRILLING CO            COM               701081101      574      127,175 SH        SOLE        NONE      127,175  0      0
RESOLUTE FST PRODS INC        COM               76117W109    6,651      574,387 SH        SOLE        NONE      574,387  0      0
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N    780097770    1,176       68,180 SH        SOLE        NONE       68,180  0      0
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S     780097739      250       14,100 SH        SOLE        NONE       14,100  0      0
SANOFI                        RIGHT 12/31/2020  80105N113      411      291,808 SH        SOLE        NONE      291,808  0      0
SPRINT NEXTEL CORP            COM SER 1         852061100      910      279,000 SH        SOLE        NONE      279,000  0      0
TRANSOCEAN LTD                REG SHS           H8817H100    2,050       45,820 SH        SOLE        NONE       45,820  0      0
UNITED CONTL HLDGS INC        COM               910047109   13,770      565,973 SH        SOLE        NONE      565,973  0      0
XERIUM TECHNOLOGIES INC       COM NEW           98416J118       43       14,584 SH        SOLE        NONE       14,584  0      0


SK 01385 0001 1307324